Advances To Suppliers, Net (Tables)	12 Months Ended
Jun. 30, 2024
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net	Advances to suppliers, net consisted of the following:
	As of June 30,
	2024	2023
Advances for products and services purchased from third parties	$5,174,302	$2,404,680
Less: allowance for doubtful accounts	—	—
Advances to suppliers, net	$5,174,302	$2,404,680